Revenues (Tables)	12 Months Ended
Dec. 31, 2022
Revenues
Schedule of revenues

	For the year ended
	December 31,
	2020	2021	2022
Revenues from long-term time charters	283,266	221,813	187,802
Revenues from spot time charters	50,396	104,329	183,232
Total	333,662	326,142	371,034